Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Operating expenses:
Research and development	$ (32,292)	$ (33,545)	$ (95,154)	$ (96,160)
General and administrative	(8,299)	(9,843)	(24,274)	(25,966)
Loss on disposal of leasehold improvements	0	0	(672)	0
Total operating expenses, net	(40,355)	(42,708)	(117,950)	(120,815)
Other income (expense):
Interest income	28	37	113	500
Other income (expense)	951	(2,509)	(59)	2,500
Total other income (expense), net	979	(2,472)	54	3,000
Net loss before income tax	(39,376)	(45,180)	(117,896)	(117,815)
Income tax benefit	5,385	7,865	17,466	18,582
Net loss attributable to ordinary shareholders	(33,991)	(37,315)	(100,430)	(99,233)
Other comprehensive (loss) income:
Foreign currency exchange translation adjustment	(6,463)	10,915	(3,648)	(8,605)
Total comprehensive loss	$ (40,454)	$ (26,400)	$ (104,078)	$ (107,838)
Basic net loss per ordinary share (usd per share)	$ (0.47)	$ (0.72)	$ (1.46)	$ (1.93)
Diluted net loss per ordinary share (usd per share)	$ (0.47)	$ (0.72)	$ (1.46)	$ (1.93)
Weighted-average basic ordinary shares	72,896,362	52,093,826	68,770,962	51,339,662
Weighted-average diluted ordinary shares	72,896,362	52,093,826	68,770,962	51,339,662
Grant income
Revenues	$ 236	$ 438	$ 643	$ 1,069
License revenue
Revenues	$ 0	$ 242	$ 1,507	$ 242